Summarized Financial Information for Affiliated Companies (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Investments in and Advances to Affiliates [Line Items]
Current assets	¥ 118,422	¥ 108,919
Net property, plant and equipment - less accumulated depreciation and amortization	39,318	38,415
Investments and other assets	34,533	33,291
Total assets	192,273	180,625
Current liabilities	92,642	85,235
Noncurrent liabilities	47,517	43,238
Equity	52,114	52,152
Total liabilities and equity	192,273	180,625
Net sales	185,381	196,328	208,959
Net income	¥ 4,090	¥ 3,351	¥ 5,602